Promissory Notes - Additional Information (Detail) - China United Network Communications Corporation Limited ("CUCL") [member] - Promissory notes [member] - CNY (¥) ¥ in Billions	Nov. 30, 2015	Jun. 18, 2015	Jun. 15, 2015
Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes			¥ 4.0
Notes maturity period			3 years
Notes interest rate			3.85%
Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes		¥ 4.0
Notes maturity period		3 years
Notes interest rate		3.85%
Tranche three [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3.5
Notes maturity period	3 years
Notes interest rate	3.30%
Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3.5
Notes maturity period	3 years
Notes interest rate	3.30%
Tranche five [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3.0
Notes maturity period	3 years
Notes interest rate	3.30%